Commitments and Contingencies (Details Textual) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Commitments And Contingencies Disclosure [Abstract]
Operating lease rent expense	$ 0.3	$ 0.1	$ 0.8	$ 0.2